Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

June 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 45.5%
Information Technology – 11.5%
Communications Equipment – 0.0%
Lumentum Holdings, Inc.(a)	12,290	$1,008,149

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	39,160	1,569,533
Belden, Inc.	25,584	1,293,783
CDW Corp./DE	64,259	11,222,834
Cognex Corp.	21,260	1,786,903
IPG Photonics Corp.(a)	2,150	453,156
Littelfuse, Inc.	4,480	1,141,459
Novanta, Inc.(a)	8,710	1,173,760
Shoals Technologies Group, Inc.(a)	24,675	875,962

		19,517,390

IT Services – 2.2%
Amdocs Ltd.	11,143	862,023
Automatic Data Processing, Inc.	10,305	2,046,779
Digitalocean Holdings, Inc.(a)	15,745	875,265
Genpact Ltd.	332,161	15,090,074
MongoDB, Inc.(a)	3,890	1,406,313
PayPal Holdings, Inc.(a)	69,384	20,224,048
Shift4 Payments, Inc. - Class A(a)	14,874	1,393,991
Visa, Inc. - Class A	204,772	47,879,789

		89,778,282

Semiconductors & Semiconductor Equipment – 2.4%
Cree, Inc.(a)	9,296	910,357
Entegris, Inc.	13,954	1,715,923
Kulicke & Soffa Industries, Inc.	19,502	1,193,523
Lattice Semiconductor Corp.(a)	27,787	1,561,074
MACOM Technology Solutions Holdings, Inc.(a)	16,630	1,065,650
MaxLinear, Inc. - Class A(a)	18,761	797,155
MKS Instruments, Inc.	7,530	1,339,964
Monolithic Power Systems, Inc.	4,640	1,732,808
NVIDIA Corp.	30,793	24,637,479
NXP Semiconductors NV	81,810	16,829,953
ON Semiconductor Corp.(a)	28,380	1,086,386
QUALCOMM, Inc.	178,290	25,482,990
Synaptics, Inc.(a)	9,440	1,468,675
Texas Instruments, Inc.	78,355	15,067,667
Universal Display Corp.	5,283	1,174,569
Xilinx, Inc.	25,061	3,624,823

		99,688,996

Software – 4.4%
Adobe, Inc.(a)	19,797	11,593,915
Avalara, Inc.(a)	8,476	1,371,417
Citrix Systems, Inc.	68,527	8,036,161
CommVault Systems, Inc.(a)	11,952	934,288
Coupa Software, Inc.(a)	1,470	385,302
Fair Isaac Corp.(a)	3,070	1,543,228
HubSpot, Inc.(a)	2,382	1,388,039

Company	Shares	U.S. $ Value

Manhattan Associates, Inc.(a)	12,459	$1,804,561
Microsoft Corp.	417,667	113,145,990
Monday.com Ltd.(a)	3,025	676,360
NortonLifeLock, Inc.	552,299	15,033,579
Oracle Corp.(b)	261,027	20,318,342
RingCentral, Inc. - Class A(a)	2,126	617,773
Smartsheet, Inc. - Class A(a)	21,320	1,541,862
Varonis Systems, Inc.(a)	23,085	1,330,158
Zendesk, Inc.(a)	11,960	1,726,306

		181,447,281

Technology Hardware, Storage & Peripherals – 2.0%
Apple, Inc.(b)	509,142	69,732,088
NCR Corp.(a)	19,148	873,340
Western Digital Corp.(a)	208,256	14,821,580

		85,427,008

		476,867,106

Consumer Discretionary – 7.0%
Auto Components – 0.5%
Dana, Inc.	34,495	819,601
Goodyear Tire & Rubber Co. (The)(a)	91,540	1,569,911
Lear Corp.	6,172	1,081,828
Magna International, Inc. - Class A (United States)	184,035	17,049,003

		20,520,343

Automobiles – 0.2%
Stellantis NV	491,003	9,677,669

Distributors – 0.4%
LKQ Corp.(a)	263,293	12,959,282
Pool Corp.	3,740	1,715,388

		14,674,670

Diversified Consumer Services – 0.2%
Chegg, Inc.(a)	69,424	5,769,746
Hillenbrand, Inc.	20,640	909,811
Houghton Mifflin Harcourt Co.(a)	67,264	742,594
Mister Car Wash, Inc.(a)	45,108	971,175

		8,393,326

Hotels, Restaurants & Leisure – 0.2%
Dine Brands Global, Inc.(a)	13,760	1,228,080
Hilton Grand Vacations, Inc.(a)	23,119	956,895
Papa John’s International, Inc.	12,501	1,305,605
Planet Fitness, Inc.(a)	12,539	943,560
Scientific Games Corp./DE - Class A(a)	21,170	1,639,405
Vail Resorts, Inc.(a)	4,370	1,383,192

		7,456,737

Household Durables – 0.2%
KB Home	31,760	1,293,267

Company	Shares	U.S. $ Value

NVR, Inc.(a)	232	$1,153,806
PulteGroup, Inc.	37,850	2,065,475
Taylor Morrison Home Corp. - Class A(a)	31,636	835,823
Tempur Sealy International, Inc.	31,436	1,231,977
TopBuild Corp.(a)	6,407	1,267,176

		7,847,524

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc.(a) (b)	18,094	62,246,255
eBay, Inc.	148,380	10,417,760
Etsy, Inc.(a)	40,944	8,427,913

		81,091,928

Leisure Products – 0.0%
Brunswick Corp./DE	10,950	1,090,839
Latham Group, Inc.(a)	28,021	895,551

		1,986,390

Specialty Retail – 2.2%
AutoZone, Inc.(a)	16,432	24,520,159
Five Below, Inc.(a)	7,572	1,463,441
Floor & Decor Holdings, Inc. - Class A(a)	16,510	1,745,107
Foot Locker, Inc.	18,388	1,133,252
Home Depot, Inc. (The)	117,140	37,354,775
Lithia Motors, Inc. - Class A	4,191	1,440,195
National Vision Holdings, Inc.(a)	28,577	1,461,142
Sally Beauty Holdings, Inc.(a)	65,990	1,456,399
TJX Cos., Inc. (The)	275,167	18,551,759
Williams-Sonoma, Inc.	7,327	1,169,756

		90,295,985

Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.	13,900	1,434,063
Deckers Outdoor Corp.(a)	38,900	14,940,323
Kontoor Brands, Inc.	21,080	1,189,123
NIKE, Inc. - Class B	168,329	26,005,147
Ralph Lauren Corp.	13,430	1,582,188
Steven Madden Ltd.	21,300	932,088
Tapestry, Inc.(a)	36,582	1,590,585

		47,673,517

		289,618,089

Health Care – 5.7%
Biotechnology – 0.8%
ADC Therapeutics SA(a)	18,433	448,844
Allogene Therapeutics, Inc.(a)	17,581	458,512
Arrowhead Pharmaceuticals, Inc.(a)	10,480	867,954
Ascendis Pharma A/S (Sponsored ADR)(a)	3,467	456,084
Biohaven Pharmaceutical Holding Co., Ltd.(a)	7,131	692,277
Blueprint Medicines Corp.(a)	6,879	605,077
Coherus Biosciences, Inc.(a)	24,886	344,173
Instil Bio, Inc.(a)	23,901	461,767

Company	Shares	U.S. $ Value

Intellia Therapeutics, Inc.(a)	5,670	$918,030
Legend Biotech Corp. (ADR)(a)	11,341	465,548
Regeneron Pharmaceuticals, Inc.(a)	18,141	10,132,474
Turning Point Therapeutics, Inc. - Class I(a)	7,198	561,588
Ultragenyx Pharmaceutical, Inc.(a)	6,096	581,254
Vertex Pharmaceuticals, Inc.(a)	70,073	14,128,819
Vir Biotechnology, Inc.(a)	11,016	520,836

		31,643,237

Health Care Equipment & Supplies – 1.4%
AtriCure, Inc.(a)	16,990	1,347,817
Edwards Lifesciences Corp.(a)	176,469	18,276,894
Insulet Corp.(a)	3,827	1,050,550
Medtronic PLC	222,376	27,603,533
Silk Road Medical, Inc.(a)	14,326	685,642
Zimmer Biomet Holdings, Inc.	66,463	10,688,580

		59,653,016

Health Care Providers & Services – 1.9%
Alignment Healthcare, Inc.(a)	22,811	533,093
Amedisys, Inc.(a)	5,610	1,374,057
Anthem, Inc.	57,678	22,021,460
Guardant Health, Inc.(a)	9,809	1,218,180
LifeStance Health Group, Inc.(a)	20,696	576,591
MEDNAX, Inc.(a)	64,870	1,955,831
UnitedHealth Group, Inc.	123,201	49,334,608

		77,013,820

Life Sciences Tools & Services – 0.1%
10X Genomics, Inc.(a)	7,842	1,535,620
ICON PLC(a)	4,724	976,498
Repligen Corp.(a)	9,053	1,807,160

		4,319,278

Pharmaceuticals – 1.5%
Johnson & Johnson(b)	72,827	11,997,520
Pfizer, Inc.	52,952	2,073,600
Revance Therapeutics, Inc.(a)	16,913	501,301
Roche Holding AG (Sponsored ADR)	617,081	28,996,636
Viatris, Inc.	23,223	331,857
Zoetis, Inc.	105,826	19,721,734

		63,622,648

		236,251,999

Communication Services – 5.5%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	617,183	35,191,775

Entertainment – 0.4%
Electronic Arts, Inc.	114,772	16,507,657

Interactive Media & Services – 3.8%
Alphabet, Inc. - Class C(a)	39,348	98,618,679

Company	Shares	U.S. $ Value

Facebook, Inc. - Class A(a) (b)	165,170	$57,431,261

		156,049,940

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	28,332	1,281,456

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.(a)	130,805	18,944,488

		227,975,316

Financials – 5.0%
Banks – 2.5%
Bank of America Corp.	962,082	39,666,641
Citigroup, Inc.	140,498	9,940,234
Comerica, Inc.	26,120	1,863,401
First Citizens BancShares, Inc./NC - Class A	2,240	1,865,338
First Hawaiian, Inc.	18,047	511,452
Pinnacle Financial Partners, Inc.	11,480	1,013,569
PNC Financial Services Group, Inc. (The)	64,594	12,321,952
Sterling Bancorp/DE	64,160	1,590,526
SVB Financial Group(a)	2,163	1,203,558
Synovus Financial Corp.	40,658	1,784,073
Texas Capital Bancshares, Inc.(a)	25,473	1,617,281
Umpqua Holdings Corp.	56,743	1,046,908
Webster Financial Corp.	29,074	1,550,807
Wells Fargo & Co.	522,145	23,647,947
Wintrust Financial Corp.	21,280	1,609,406
Zions Bancorp NA	24,126	1,275,300

		102,508,393

Capital Markets – 1.6%
Ares Management Corp. - Class A	22,496	1,430,521
CME Group, Inc. - Class A	86,000	18,290,480
Goldman Sachs Group, Inc. (The)	78,712	29,873,565
LPL Financial Holdings, Inc.	95,911	12,946,067
Moelis & Co.	18,508	1,052,920
Stifel Financial Corp.	26,290	1,705,169

		65,298,722

Consumer Finance – 0.0%
Fisker, Inc.(a)	23,220	447,681
OneMain Holdings, Inc.	15,914	953,408

		1,401,089

Diversified Financial Services – 0.0%
Voya Financial, Inc.	18,365	1,129,448

Insurance – 0.8%
American Financial Group, Inc./OH	11,753	1,465,834
Everest Re Group Ltd.	5,301	1,335,905
Goosehead Insurance, Inc. - Class A	5,513	701,805
Hanover Insurance Group, Inc. (The)	8,690	1,178,712
Inari Medical, Inc.(a)	13,764	1,283,906
Kinsale Capital Group, Inc.	5,067	834,890
Progressive Corp. (The)	172,240	16,915,690
Reinsurance Group of America, Inc. - Class A	88,119	10,045,566

Company	Shares	U.S. $ Value

Selective Insurance Group, Inc.	11,130	$903,199

		34,665,507

Thrifts & Mortgage Finance – 0.1%
BankUnited, Inc.	34,572	1,475,879

		206,479,038

Industrials – 4.9%
Aerospace & Defense – 0.5%
AAR Corp.(a)	724	28,055
Axon Enterprise, Inc.(a)	8,523	1,506,866
Howmet Aerospace, Inc.(a)	24,660	850,030
L3Harris Technologies, Inc.	70,065	15,144,550
Raytheon Technologies Corp.	25,403	2,167,130
Spirit AeroSystems Holdings, Inc. - Class A	32,870	1,551,135

		21,247,766

Air Freight & Logistics – 0.0%
XPO Logistics, Inc.(a)	9,065	1,268,103

Airlines – 0.4%
Alaska Air Group, Inc.(a)	19,262	1,161,691
SkyWest, Inc.(a)	28,253	1,216,857
Southwest Airlines Co.(a)	244,852	12,999,193

		15,377,741

Building Products – 0.1%
Armstrong World Industries, Inc.	7,735	829,656
Masonite International Corp.(a)	12,436	1,390,221
Trex Co., Inc.(a)	16,324	1,668,476

		3,888,353

Commercial Services & Supplies – 0.1%
ADT, Inc.	118,990	1,283,902
Copart, Inc.(a)	9,308	1,227,074
Herman Miller, Inc.	36,130	1,703,168

		4,214,144

Construction & Engineering – 0.5%
AECOM(a)	295,620	18,718,658

Electrical Equipment – 0.7%
AMETEK, Inc.	9,159	1,222,726
Eaton Corp. PLC	116,795	17,306,683
Regal Beloit Corp.	81,398	10,867,447
Vertiv Holdings Co.	44,090	1,203,657

		30,600,513

Industrial Conglomerates – 0.2%
Honeywell International, Inc.	42,965	9,424,373

Machinery – 0.4%
Crane Co.	13,272	1,225,935
Ingersoll Rand, Inc.(a)	222,172	10,844,216
Kennametal, Inc.	3,025	108,658

Company	Shares	U.S. $ Value

Middleby Corp. (The)(a)	7,520	$1,302,915
Oshkosh Corp.	15,390	1,918,209
Timken Co. (The)	16,270	1,311,199

		16,711,132

Professional Services – 0.6%
Booz Allen Hamilton Holding Corp.	88,714	7,556,659
Jacobs Engineering Group, Inc.	8,770	1,170,093
Korn Ferry	24,040	1,744,102
Robert Half International, Inc.	181,905	16,184,088

		26,654,942

Road & Rail – 0.9%
CSX Corp.	608,439	19,518,723
Knight-Swift Transportation Holdings, Inc.	350,446	15,931,275
TFI International, Inc.	12,350	1,126,197

		36,576,195

Trading Companies & Distributors – 0.5%
GATX Corp.	10,980	971,400
Herc Holdings, Inc.(a)	10,670	1,195,787
MRC Global, Inc.(a)	103,058	968,745
SiteOne Landscape Supply, Inc.(a)	9,184	1,554,484
United Rentals, Inc.(a)	52,034	16,599,048

		21,289,464

		205,971,384

Consumer Staples – 1.9%
Beverages – 0.2%
Coca-Cola Co. (The)	165,749	8,968,678

Food & Staples Retailing – 0.8%
Casey’s General Stores, Inc.	4,400	856,416
Costco Wholesale Corp.	22,768	9,008,615
Walmart, Inc.(b)	172,063	24,264,324

		34,129,355

Food Products – 0.2%
Freshpet, Inc.(a)	7,881	1,284,288
Hain Celestial Group, Inc. (The)(a)	43,604	1,749,392
Nomad Foods Ltd.(a)	57,071	1,613,397
Oatly Group AB (ADR)(a)	28,809	704,668

		5,351,745

Household Products – 0.7%
Procter & Gamble Co. (The)(b)	216,006	29,145,690

Personal Products – 0.0%
Honest Co., Inc. (The)(a)	8,031	130,022

		77,725,490

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.3%
American Campus Communities, Inc.	192,541	8,995,516

Company	Shares	U.S. $ Value

American Tower Corp.	35,093	$9,480,023
Camden Property Trust	11,689	1,550,780
Cousins Properties, Inc.	30,359	1,116,604
CubeSmart	32,397	1,500,629
MGM Growth Properties LLC - Class A	42,420	1,553,420
Mid-America Apartment Communities, Inc.	88,954	14,981,633
Physicians Realty Trust	89,290	1,649,186
Prologis, Inc.	79,995	9,561,802
RLJ Lodging Trust	85,897	1,308,211
Safehold, Inc.	11,080	869,780
STAG Industrial, Inc.	47,600	1,781,668

		54,349,252

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	239,972	20,299,231
IDACORP, Inc.	18,164	1,770,990
NextEra Energy, Inc.	234,692	17,198,230

		39,268,451

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	12,975	858,816

		40,127,267

Energy – 0.9%
Energy Equipment & Services – 0.0%
Dril-Quip, Inc.(a)	24,355	823,930

Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp.	83,625	8,758,882
Cimarex Energy Co.	19,273	1,396,329
ConocoPhillips	164,747	10,033,092
EOG Resources, Inc.	97,400	8,127,056
HollyFrontier Corp.	39,651	1,304,518
Matador Resources Co.	31,800	1,145,118
Valero Energy Corp.	108,622	8,481,206

		39,246,201

		40,070,131

Materials – 0.8%
Chemicals – 0.7%
FMC Corp.	7,870	851,534
GCP Applied Technologies, Inc.(a)	40,515	942,379
Innospec, Inc.	7,970	722,162
Linde PLC	44,342	12,819,272
LyondellBasell Industries NV - Class A	108,038	11,113,869
Orion Engineered Carbons SA(a)	49,134	933,055
Trinseo SA	18,928	1,132,651

		28,514,922

Containers & Packaging – 0.0%
Sealed Air Corp.	32,659	1,935,046

Metals & Mining – 0.1%
Carpenter Technology Corp.	36,728	1,477,200
Commercial Metals Co.	44,790	1,375,949

Company	Shares		U.S. $ Value

Reliance Steel & Aluminum Co.		11,437	$1,725,843

			4,578,992

			35,028,960

Total Common Stocks (cost $973,374,206)			1,890,464,032

INVESTMENT COMPANIES – 41.0%
Funds and Investment Trusts – 41.0%(c) (d)
AB All Market Real Return Portfolio - Class Z		33,003,315	333,993,550
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		18,226,797	245,150,423
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		67,755,710	935,706,360
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		4,781,248	73,679,029
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		3,204,446	114,655,080

Total Investment Companies (cost $1,296,569,271)			1,703,184,442

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.2%
Options on Equity Indices – 1.2%
Euro STOXX 50 Index Expiration: Jun 2022, Contracts: 54,710; Exercise Price: EUR 3,150.00 Counterparty: UBS AG(a)	EUR	172,336,500	5,631,860
FTSE 100 Index Expiration: Apr 2022, Contracts: 11,890; Exercise Price: GBP 5,600.00 Counterparty: JPMorgan Chase Bank, NA(a)	GBP	66,584,000	1,778,570
FTSE 100 Index Expiration: Jun 2022, Contracts: 11,830; Exercise Price: GBP 5,700.00 Counterparty: UBS AG(a)	GBP	67,431,000	2,492,347
Nikkei 225 Index Expiration: Mar 2022, Contracts: 740,000 Exercise Price: JPY 23,750.00 Counterparty: UBS AG(a)	JPY	17,575,000,000	3,081,793
S&P 500 Index Expiration: May 2022, Contracts: 419,500 Exercise Price: USD 3,300.00 Counterparty: UBS AG(a)	USD	1,384,350,000	33,832,492

Total Options Purchased - Puts (premiums paid $63,300,241)			46,817,062

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 12.8%
Investment Companies – 12.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $524,466,750)	524,466,750	$524,466,750

	Principal Amount (000)

U.S. Treasury Bills – 0.2%
U.S. Treasury Bill Zero Coupon, 07/22/2021 (cost $8,999,908)	$ 9,000	8,999,764

Total Short-Term Investments (cost $533,466,658)		533,466,514

Total Investments – 100.5% (cost $2,866,710,376) (f)		4,173,932,050
Other assets less liabilities – (0.5)%		(19,082,015)

Net Assets – 100.0%		$4,154,850,035

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	4,004	September 2021	$192,544,738	$(1,567,650)
FTSE 100 Index Futures	1,519	September 2021	146,676,546	(2,602,616)
Hang Seng Index Futures	397	July 2021	73,194,686	(1,258,872)
MSCI Singapore IX ETS Futures	2,660	July 2021	70,312,858	142,367
Nikkei 225 (OSE) Futures	121	September 2021	31,345,965	(76,830)
S&P 500 E-Mini Futures	3,074	September 2021	659,157,820	12,588,074
TOPIX Index Futures	402	September 2021	70,307,935	(413,409)
U.S. T-Note 2 Yr (CBT) Futures	2,061	September 2021	454,080,163	(677,624)
U.S. T-Note 10 Yr (CBT) Futures	8,403	September 2021	1,113,397,500	5,677,537
U.S. Ultra Bond (CBT) Futures	1,299	September 2021	250,301,062	8,930,442
Sold Contracts
Euro STOXX 50 Index Futures	170	September 2021	8,174,976	163,081
MSCI Emerging Markets Futures	2,768	September 2021	188,888,320	1,336,695
OMXS 30 Index Futures	2,085	July 2021	55,206,296	380,885
Russell 2000 E-Mini Futures	335	September 2021	38,655,650	383,843
S&P Mid 400 E Mini Futures	114	September 2021	30,693,360	610,293
S&P/TSX 60 Index Futures	399	September 2021	77,424,540	(276,333)
SPI 200 Futures	492	September 2021	66,627,744	(83,433)

				$23,256,450

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NOK	228,188	USD	27,369	07/15/2021	$865,514
Bank of America, NA	USD	93,196	NOK	792,421	07/15/2021	(1,157,023)
Bank of America, NA	CAD	28,873	USD	22,914	07/16/2021	(377,716)
Bank of America, NA	USD	36,577	CAD	45,303	07/16/2021	(31,372)
Bank of America, NA	EUR	12,001	USD	14,630	08/03/2021	390,304
Bank of America, NA	JPY	951,564	USD	8,759	08/19/2021	190,175
Barclays Bank PLC	USD	8,717	CAD	10,514	07/16/2021	(235,257)
BNP Paribas SA	SEK	62,606	USD	7,322	07/15/2021	5,955
BNP Paribas SA	SEK	33,329	USD	3,874	07/15/2021	(20,913)
BNP Paribas SA	USD	147,036	SEK	1,253,000	07/15/2021	(606,473)
BNP Paribas SA	USD	5,397	CAD	6,712	07/16/2021	17,463
BNP Paribas SA	USD	28,634	CAD	34,898	07/16/2021	(482,435)
Brown Brothers Harriman & Co.	JPY	951,564	USD	8,751	08/19/2021	182,801
Citibank, NA	SEK	158,053	USD	19,014	07/15/2021	543,862
Citibank, NA	USD	3,672	NOK	30,322	07/15/2021	(150,129)
Citibank, NA	USD	17,687	SEK	149,416	07/15/2021	(225,726)
Citibank, NA	USD	9,003	CAD	10,844	07/16/2021	(255,369)
Citibank, NA	USD	24,801	NZD	34,317	07/29/2021	(815,458)
Citibank, NA	EUR	101,592	USD	120,756	08/03/2021	213,715
Citibank, NA	GBP	63,846	USD	89,933	08/26/2021	1,603,185
Credit Suisse International	USD	115,612	CAD	142,796	07/16/2021	(417,778)
Credit Suisse International	CHF	14,872	USD	16,609	08/05/2021	521,103
Deutsche Bank AG	NOK	152,126	USD	18,260	07/15/2021	590,931
Deutsche Bank AG	USD	41,016	CAD	49,512	07/16/2021	(1,074,576)
Goldman Sachs Bank USA	NOK	107,005	USD	12,897	07/15/2021	468,255
Goldman Sachs Bank USA	CAD	28,873	USD	22,892	07/16/2021	(398,918)
Goldman Sachs Bank USA	USD	18,198	CAD	21,932	07/16/2021	(505,445)
Goldman Sachs Bank USA	CHF	97,193	USD	106,653	08/05/2021	1,513,043
HSBC Bank USA	USD	33,179	SEK	279,088	07/15/2021	(564,061)
HSBC Bank USA	CAD	28,873	USD	22,861	07/16/2021	(429,914)
HSBC Bank USA	EUR	12,976	USD	15,918	08/03/2021	521,488
JPMorgan Chase Bank, NA	SEK	575,615	USD	66,938	07/15/2021	(329,566)
JPMorgan Chase Bank, NA	USD	8,995	CAD	10,844	07/16/2021	(246,448)
Morgan Stanley & Co., Inc.	NOK	152,125	USD	18,208	07/15/2021	538,730
Morgan Stanley & Co., Inc.	SEK	141,581	USD	17,138	07/15/2021	592,546
Morgan Stanley & Co., Inc.	SEK	95,936	USD	11,210	07/15/2021	(1,625)
Morgan Stanley & Co., Inc.	USD	38,674	NOK	331,334	07/15/2021	(189,590)
Morgan Stanley & Co., Inc.	CAD	18,246	USD	15,067	07/16/2021	348,171
Morgan Stanley & Co., Inc.	USD	8,991	CAD	10,844	07/16/2021	(242,863)
Morgan Stanley & Co., Inc.	USD	18,136	JPY	1,974,790	08/19/2021	(353,133)
Morgan Stanley & Co., Inc.	AUD	44,184	USD	34,233	08/25/2021	1,088,837
Natwest Markets PLC	NOK	178,950	USD	21,376	07/15/2021	590,562
Natwest Markets PLC	USD	21,750	NOK	178,289	07/15/2021	(1,042,161)
Natwest Markets PLC	EUR	22,516	USD	26,794	08/03/2021	77,830
Natwest Markets PLC	GBP	20,872	USD	28,901	08/26/2021	25,225
Standard Chartered Bank	CAD	28,873	USD	23,012	07/16/2021	(279,683)
State Street Bank & Trust Co.	JPY	26,043	USD	238	08/19/2021	3,525
UBS AG	CAD	18,246	USD	15,062	07/16/2021	343,291
UBS AG	USD	1,944	CAD	2,434	07/16/2021	20,099
UBS AG	CHF	1,558	USD	1,695	08/05/2021	9,756
UBS AG	USD	16,081	CHF	14,494	08/05/2021	(401,860)

						$430,874

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(g)	UBS AG	11,890	GBP	5,600.00	April 2022	GBP	66,584	$1,732,805	$(1,778,570)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	29,713	09/17/2021	$84,092

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,367,175,248 and gross unrealized depreciation of investments was $(37,960,728), resulting in net unrealized appreciation of $1,329,214,520.

(g)	One contract relates to 1 share.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,890,464,032	$—	$—	$1,890,464,032
Investment Companies	1,703,184,442	—	—	1,703,184,442
Options Purchased - Puts	—	46,817,062	—	46,817,062
Short-Term Investments:
Investment Companies	524,466,750	—	—	524,466,750
U.S. Treasury Bills	—	8,999,764	—	8,999,764

Total Investments in Securities	4,118,115,224	55,816,826	—	4,173,932,050
Other Financial Instruments(b):
Assets:
Futures	30,213,217	—	—	30,213,217
Forward Currency Exchange Contracts	—	11,266,366	—	11,266,366
Total Return Swaps	—	84,092	—	84,092
Liabilities:
Futures	(6,956,767)	—	—	(6,956,767)
Forward Currency Exchange Contracts	—	(10,835,492)	—	(10,835,492)
Put Options Written	—	(1,778,570)	—	(1,778,570)

Total	$4,141,371,674	$54,553,222	$—	$4,195,924,896

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

									Distributions
Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2021 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$108,532	$1,205,588		$789,653		$0	$0	$524,467	$31	$0
AB All Market Real Return Portfolio	246,060	9,336		0		0	78,598	333,994	9,336	0
Bernstein Fund, Inc. - International Small Cap Portfolio	187,691	2,455		0		0	55,004	245,150	2,455	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	642,544	330,144	(a)	258,978		12,595	209,401	935,706	9,127	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	49,560	318		0		0	23,801	73,679	318	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	85,527	1,974		0		0	27,154	114,655	1,974	0
Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio	366,453	3,252		321,016	(a)	0	(48,689)	0	3,252	0
Total	$1,686,367	$1,553,067		$1,369,647		$12,595	$345,269	$2,227,651	$26,493	$0

(a)	Includes $321,016,479 of purchases/sales resulting from the merger of the Tax-Managed International Portfolio into the International Strategic Equities Portfolio, which took place on December 4, 2020.